UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code:	(614) 255-3341

Date of fiscal year end:      12/31

Date of reporting period:      03/31/07

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Market Value

Common Stocks — 84.9%
Consumer Discretionary — 19.9%
Aaron Rents, Inc.	319,700	$8,452,868
American Greetings Corp.	580,000	13,461,800
Belo Corp.	475,000	8,868,250
Brink's Co., The	145,000	9,200,250
Callaway Golf Co.	650,000	10,244,000
Finish Line, Inc., The	583,300	7,349,580
Hanesbrands, Inc.*	288,400	8,476,076
K-Swiss, Inc.	312,100	8,432,942
MoneyGram International, Inc.	319,000	8,855,440
Steiner Leisure Ltd.*	165,000	7,421,700
Tuesday Morning Corp.	180,600	2,680,104
United Auto Group, Inc.	240,000	4,872,000
		98,315,010

Consumer Staples — 2.9%
Del Monte Foods Co.	475,000	5,453,000
Flowers Foods, Inc.	298,175	8,995,940
		14,448,940

Energy — 20.1%
Berry Petroleum Co.	426,800	13,085,688
Cimarex Energy Co.	490,000	18,139,800
Encore Acquisition Co.*	690,760	16,709,484
Helmerich & Payne, Inc.	600,000	18,203,999
Hornbeck Offshore Services, Inc.*	292,150	8,370,098
Lufkin Industries, Inc.	95,000	5,337,100
Southwestern Energy Co.*	141,600	5,802,768
Whiting Petroleum Corp.*	351,400	13,848,674
		99.497.611

Financial — 14.6%
1st Source Corp.	157,773	4,128,919
Capital Corp. of The West	221,800	5,888,790
Centennial Bank Holdings, Inc.*	700,000	6,055,000
Eagle Hospitality Properties Trust, Inc.	475,735	5,304,445
First State Bancorp	339,300	7,651,215
Hanmi Financial Corp.	200,000	3,812,000
Hanover Insurance Group	135,000	6,226,200
ITLA Capital Corp.	121,606	6,325,944
MAF Bancorp, Inc.	170,450	7,046,403
Taylor Capital Group, Inc.	137,000	4,795,000
UCBH Holdings, Inc.	325,218	6,055,559
United Fire & Casualty Co.	257,629	9,050,508
		72,339,983

Health Care — 1.8%
Analogic Corp.	140,501	8,834,703

Industrial — 18.0%
Acco Brands Corp.*	500,000	12,045,000
AirTran Holdings, Inc.*	1,165,000	11,964,550
Apogee Enterprises, Inc.	155,000	3,106,200
Frontier Airlines Holdings, Inc.*	310,600	1,866,706
Greenbrier Companies, Inc., The	260,000	6,942,000
Griffon Corp.*	100,000	2,475,000
Kaydon Corp.	150,000	6,384,000
Lincoln Electric Holdings, Inc.	82,500	4,913,700
Toro Co., The	177,800	9,110,472
Trinity Industries, Inc.	262,500	11,004,000
Washington Group International, Inc.	90,000	5,977,800
Werner Enterprises, Inc.	718,600	13,056,962
		88,846,390

Information Technology — 2.1%
Gevity HR, Inc.	325,000	6,415,500
QAD, Inc.	450,000	4,095,000
		10,510,500

Materials — 1.9%
Century Aluminum Co.*	203,300	9,530,704

Utilities — 3.6%
Integrys Energy Group, Inc.	200,000	11,102,000
UGI Corp.	243,200	6,495,872
		17,597,872

Total Common Stocks		$419,921,713

Registered Investment Companies — 12.7%
First American Prime Obligations Fund - Class Z	62,988,633	$62,988,633

Total Investment Securities — 97.6%		$482,910,346
(Cost $447,870,031)**

Other Assets In Excess Of Liabilities — 2.4%		11,725,932

Net Assets — 100.0%		$494,636,278

*	Non-income producing security.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedule of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Market Value

Common Stocks — 81.8%
Consumer Discretionary — 16.5%
Aaron Rents, Inc.	13,900	$367,516
American Greetings Corp.	18,500	429,385
Belo Corp.	22,400	418,208
Black & Decker Corp., The	6,900	563,178
Brink's Co., The	4,050	256,973
Callaway Golf Co.	29,750	468,860
Finish Line, Inc., The	27,800	350,280
Hanesbrands, Inc.*	13,300	390,887
K-Swiss, Inc.	17,000	459,340
MoneyGram International, Inc.	13,900	385,864
United Auto Group, Inc.	11,400	231,420
		4,321,911

Consumer Staples — 2.6%
Del Monte Foods Co.	24,300	278,964
Flowers Foods, Inc.	13,475	406,541
		685,505

Energy — 18.4%
Berry Petroleum Co.	9,700	297,402
Cimarex Energy Co.	25,300	936,605
Encore Acquisition Co.*	35,000	846,650
Helmerich & Payne, Inc.	20,100	609,834
Hornbeck Offshore Services, Inc.*	13,500	386,775
Lufkin Industries, Inc.	2,300	129,214
Noble Energy, Inc.	13,100	781,415
Southwestern Energy Co.*	6,900	282,762
Whiting Petroleum Corp.*	13,000	512,330
		4,782,987

Financial — 14.7%
1st Source Corp.	8,600	225,062
Assurant, Inc.	3,560	190,923
Centennial Bank Holdings, Inc.*	36,500	315,725
City National Corp.	5,300	390,080
Comerica, Inc.	8,000	472,960
First Horizon National Corp.	5,540	230,076
Hanmi Financial Corp.	6,800	129,608
Hanover Insurance Group	5,000	230,600
MAF Bancorp, Inc.	8,700	359,658
Sky Financial Group, Inc.	9,800	263,228
Sovereign Bancorp, Inc.	12,200	310,368
UCBH Holdings, Inc.	14,309	266,434
United Fire & Casualty Co.	13,000	456,690
		3,841,412

Health Care — 1.3%
Analogic Corp.	5,200	326,976

Industrial — 17.9%
Acco Brands Corp.*	29,200	703,428
AirTran Holdings, Inc.*	59,100	606,957
Dover Corp.	8,200	400,242
Fluor Corp.	7,570	679,180
Kaydon Corp.	2,700	114,912
Lincoln Electric Holdings, Inc.	2,200	131,032
Parker Hannifin Corp.	1,700	146,727
Pentair, Inc.	4,300	133,988
Toro Co., The	7,700	394,548
Trinity Industries, Inc.	12,600	528,192
Washington Group International, Inc.	3,200	212,544
Werner Enterprises, Inc.	34,290	623,049
		4,674,799

Information Technology — 3.2%
Advanced Micro Devices, Inc.*	20,300	265,118
Gevity HR, Inc.	10,900	215,166
Lexmark International Group, Inc. - Class A*	6,200	362,452
		842,736

Materials — 4.0%
Century Aluminum Co.*	6,200	290,656
Lyondell Chemical Co.	7,900	236,763
MeadWestvaco Corp.	16,800	518,112
		1,045,531

Utilities — 3.2%
Energen Corp.	5,100	259,539
Integrys Energy Group, Inc.	7,600	421,876
UGI Corp.	6,200	165,602
		847,017

Total Common Stocks		$21,368,874

Registered Investment Companies — 17.3%
First American Prime Obligations Fund - Class Z	4,512,470	$4,512,470

Total Investment Securities — 99.1%		$25,881,344
(Cost $24,949,425)**

Other Assets In Excess Of Liabilities — 0.9%		246,150

Net Assets — 100.0%		$26,127,494

*	Non-income producing security.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedule of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Market Value

Common Stocks — 90.2%
Consumer Discretionary — 11.5%
Black & Decker Corp., The	95,900	$7,827,358
Brink's Co., The	20,504	1,300,979
Fortune Brands, Inc.	131,150	10,337,243
Gannett Co., Inc.	157,850	8,885,377
Hanesbrands, Inc.*	46,793	1,375,246
McDonald’s Corp.	422,350	19,026,867
MoneyGram International, Inc.	83,250	2,311,020
		51,064,090

Consumer Staples — 7.2%
Archer-Daniels-Midland Co.	117,620	4,316,654
ConAgra Foods, Inc.	106,050	2,641,706
Dean Foods Co.*	1,500	70,110
General Mills, Inc.	82,050	4,776,951
Kimberly-Clark Corp.	130,485	8,936,918
Sara Lee Corp.	667,615	11,296,045
		32,038,384

Energy — 17.3%
Apache Corp.	310,000	21,917,000
ConocoPhillips	289,300	19,773,655
Devon Energy Corp.	319,850	22,140,016
XTO Energy, Inc.	221,350	12,132,194
		75,962,865

Financial — 17.1%
Allstate Corp.	55,500	3,333,330
American International Group, Inc.	244,990	16,468,227
Bank of America Corp.	116,450	5,941,279
Bank of New York Co., Inc.	142,900	5,794,595
Citigroup, Inc.	179,100	9,194,994
Comerica, Inc.	74,740	4,418,629
Merrill Lynch & Co., Inc.	66,300	5,414,721
U.S. Bancorp	365,055	12,765,973
Wells Fargo & Co.	357,650	12,313,890
		75,645,638

Health Care — 11.1%
Abbott Laboratories	214,660	11,978,028
Cardinal Health, Inc.	119,050	8,684,698
Johnson & Johnson	139,850	8,427,361
Medtronic, Inc.	126,884	6,224,929
Pfizer, Inc.	135,200	3,415,152
UnitedHealth Group, Inc.	108,890	5,767,903
Wellpoint, Inc.*	58,720	4,762,192
		49,260,263

Industrial — 8.2%
Fluor Corp.	112,400	10,084,528
Norfolk Southern Corp.	112,962	5,715,877
Parker Hannifin Corp.	41,250	3,560,288
Southwest Airlines Co.	399,570	5,873,679
Trinity Industries, Inc.	95,425	4,000,216
Union Pacific Corp.	71,550	7,265,903
		36,500,491

Information Technology — 6.1%
Advanced Micro Devices, Inc.*	400,761	5,233,939
Lexmark International, Inc.*	137,950	8,064,557
Microsoft Corp.	275,600	7,680,972
Motorola, Inc.	329,600	5,824,032
		26,803,500

Materials — 7.6%
Domtar Corp.*	337,714	3,144,117
Dow Chemical Co.	198,950	9,123,847
International Paper Co.	112,200	4,084,080
MeadWestvaco Corp.	305,900	9,433,956
Weyerhaeuser Co.	106,296	7,944,555
		33,730,555

Telecommunications — 1.0%
Sprint Nextel Corp	230,250	4,365,540

Utilities — 3.1%
Dominion Resources, Inc.	153,950	13,666,142

Total Common Stocks		$399,037,468

Registered Investment Companies — 9.6%
First American Prime Obligations Fund - Class Z	42,670,307	$42,670,307

Total Investment Securities — 99.8%		$441,707,775
(Cost $406,726,475)**

Other Assets In Excess Of Liabilities — 0.2%		735,179

Net Assets — 100.0%		$442,442,954

*	Non-income producing security.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedule of Investments.

Diamond Hill Select Fund
Schedule of Investments
March 31, 2007(Unaudited)

	Shares	Market Value

Common Stocks — 98.2%
Consumer Discretionary — 13.1%
Black & Decker Corp., The	5,990	$488,904
Fortune Brands, Inc.	4,110	323,950
Gannett Co., Inc.	6,300	354,627
Hanesbrands, Inc.*	10,743	315,737
McDonald’s Corp.	15,150	682,507
MoneyGram International, Inc.	6,250	173,500
		2,339,225

Consumer Staples — 6.8%
ConAgra Foods, Inc.	4,288	106,814
Dean Foods Co.*	50	2,337
Flowers Foods, Inc.	10,775	325,082
General Mills, Inc.	5,225	304,200
Sara Lee Corp.	28,050	474,605
		1,213,038

Energy — 19.7%
Apache Corp.	14,200	1,003,940
Cimarex Energy Co.	15,415	570,663
ConocoPhillips	13,000	888,550
Devon Energy Corp.	14,950	1,034,840
		3,497,993

Financial — 12.8%
American International Group, Inc.	8,250	554,565
Citigroup, Inc.	8,300	426,122
U.S. Bancorp	19,400	678,418
Wells Fargo & Co.	18,000	619,740
		2,278,845

Health Care — 11.2%
Abbott Laboratories	7,450	415,710
Cardinal Health, Inc.	6,550	477,822
Johnson & Johnson	6,310	380,241
Medtronic, Inc.	5,166	253,444
UnitedHealth Group, Inc.	8,972	475,247
		2,002,464

Industrial — 13.1%
Acco Brands Corp.*	9,900	238,491
AirTran Holdings, Inc.*	26,600	273,182
Fluor Corp.	7,300	654,955
Norfolk Southern Corp.	5,343	270,356
Trinity Industries, Inc.	8,137	341,103
Union Pacific Corp.	5,525	561,064
		2,339,151

Information Technology — 7.4%
Advanced Micro Devices, Inc.*	14,933	195,025
Lexmark International, Inc.*	5,600	327,376
Microsoft Corp.	20,000	557,400
Motorola, Inc.	14,025	247,822
		1,327,623

Materials — 9.1%
Domtar Corp.	21,444	199,644
Dow Chemical Co.	10,400	476,944
MeadWestvaco Corp.	14,525	447,951
Weyerhauser Co.	6,750	504,473
		1,629,012

Telecommunications — 1.0%
Sprint Nextel Corp.	9,750	184,860

Utilities — 4.0%
Dominion Resources, Inc.	8,000	710,160

Total Common Stocks		$17,522,371

Registered Investment Companies — 1.9%
First American Prime Obligations Fund - Class Z	347,349	$347,349

Total Investment Securities — 100.1%		$17,869,720
(Cost $16,952,108)**

Liabilities In Excess Of Other Assets — (0.1%)		(10,936)

Net Assets — 100.0%		$17,858,784

*	Non-income producing security.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Market Value

Common Stocks — 79.3%
Consumer Discretionary — 12.0%
Belo Corp.†	598,200	$11,168,394
Black & Decker Corp., The †	374,332	30,552,978
Brink's Co., The †	92,246	5,853,009
Fortune Brands, Inc.†	462,200	36,430,604
Gannett Co., Inc.†	529,650	29,813,999
Hanesbrands, Inc.*†	126,781	3,726,094
McDonald’s Corp.†	1,313,169	59,158,262
MoneyGram International, Inc.†	386,900	10,740,344
		187,443,684

Consumer Staples — 4.1%
ConAgra Foods, Inc.†	362,675	9,034,234
Dean Foods Co.*†	4,875	227,858
General Mills, Inc.†	304,800	17,745,456
Sara Lee Corp.†	2,161,050	36,564,966
		63,572,514

Energy — 19.0%
Apache Corp.†	1,113,600	78,731,519
Cimarex Energy Co.†	1,446,250	53,540,175
ConocoPhillips †	1,058,650	72,358,728
Devon Energy Corp.†	1,116,550	77,287,590
Encore Acquisition Co.*†	603,150	14,590,199
		296,508,211

Financial — 10.2%
American International Group, Inc.†	731,200	49,151,264
Citigroup, Inc.†	515,050	26,442,667
U.S. Bancorp †	1,219,200	42,635,424
Wells Fargo & Co.†	1,196,400	41,192,052
		159,421,407

Health Care — 9.7%
Abbott Laboratories †	790,500	44,109,899
Cardinal Health, Inc.†	385,250	28,103,988
Johnson & Johnson †	559,500	33,715,470
Medtronic, Inc.	433,631	21,273,937
UnitedHealth Group, Inc.†	450,840	23,880,995
		151,084,289

Industrial — 8.1%
Acco Brands Corp.*†	488,184	11,760,353
AirTran Holdings, Inc.*†	1,462,150	15,016,281
Fluor Corp.†	348,350	31,253,961
Norfolk Southern Corp.†	368,156	18,628,694
Trinity Industries, Inc.†	455,950	19,113,424
Union Pacific Corp.†	300,950	30,561,473
		126,334,186

Information Technology — 6.1%
Advanced Micro Devices, Inc.*†	1,125,897	14,704,215
Lexmark International, Inc.*†	461,500	26,979,290
Microsoft Corp.†	1,264,250	35,234,647
Motorola, Inc.†	1,015,625	17,946,094
		94,864,246

Materials — 5.9%
Domtar Corp.*†	881,124	8,203,264
Dow Chemical Co.†	690,600	31,670,916
MeadWestvaco Corp.†	1,025,550	31,627,962
Weyerhaeuser Co.†	277,334	20,727,962
		92,230,104

Telecommunications — 1.0%
Sprint Nextel Corp.†	811,350	15,383,196

Utilities — 3.2%
Dominion Resources, Inc.†	560,200	49,728,954

Total Common Stocks		$1,236,570,791

Registered Investment Companies — 19.6%
First American Prime Obligations Fund - Class Z	304,742,364	$304,742,364

Total Investment Securities — 98.9%		$1,541,313,155
(Amortized Cost $2,042,857,534)**

Segregated Cash With Brokers — 37.2%		578,977,782

Securities Sold Short — (36.5)%
(Proceeds $555,583,265)		(568,906,975)

Other Assets In Excess Of Liabilities — 0.4%		6,296,767

Net Assets — 100.0%		$1,557,680,729

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $1,215,296,854.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
March 31, 2007 (Unaudited)

	Shares	Market Value

Common Stocks — 90.6%
Consumer Discretionary — 43.9%
Amazon.com, Inc.*	1,146,991	$45,638,772
Apollo Group, Inc.*	617,681	27,116,196
Brunswick Corp.	248,000	7,898,800
DIRECTV Group, Inc., The*	482,400	11,128,968
eBay, Inc.*	467,100	15,484,365
EchoStar Communications Corp., Class A*	146,011	6,341,258
Ford Motor Co.	3,557,900	28,071,831
General Motors Corp.	764,550	23,425,812
Gymboree Corp., The*	64,650	2,590,525
Harley-Davidson, Inc.	138,550	8,139,812
Kohl's Corp.*	67,050	5,136,700
Life Time Fitness, Inc.*	88,175	4,533,077
NetFlix, Inc.*	195,300	4,529,007
P.F. Chang's China Bistro, Inc.*	255,800	10,712,904
Panera Bread Co.*	66,350	3,918,631
RadioShack Corp.	1,283,700	34,698,411
Red Robin Gourmet Burgers, Inc.*	190,645	7,400,839
Urban Outfitters, Inc.*	53,610	1,421,202
Winnebago Industries, Inc.	51,100	1,718,493
		249,905,603

Consumer Staples — 5.5%
Colgate-Palmolive Co.	140,750	9,400,692
Kraft Foods, Inc.	157,210	4,977,269
Procter & Gamble Co.	264,350	16,696,346
		31,074,307

Finance — 0.9%
Corus Bankshares, Inc.	105,232	1,795,258
PrivateBancorp, Inc.	90,200	3,297,712
		5,092,970

Health Care — 7.2%
Boston Scientific Corp.*	228,250	3,318,756
Laboratory Corp. of America Holdings*	268,738	19,518,441
Quest Diagnostics, Inc.	165,850	8,270,939
Tenet Healthcare Corp.*	1,504,875	9,676,346
		40,784,482

Industrial — 5.3%
Boeing Co.	129,150	11,482,726
Energy Conversion Devices, Inc.*	207,250	7,241,316
United Parcel Service, Inc.	163,145	11,436,464
		30,160,506

Information Technology — 27.0%
Apple Computer, Inc.*	271,475	25,222,742
Applied Materials, Inc.	830,375	15,212,470
Cisco Systems, Inc.*	711,650	18,168,424
Google, Inc.*	31,950	14,638,212
Juniper Networks, Inc.*	889,000	17,495,520
National Semiconductor Corp.	382,350	9,229,929
Salesforce.com, Inc.*	275,300	11,788,346
Total System Services, Inc.	102,025	3,249,497
Yahoo!, Inc.*	1,235,500	38,658,795
		153,663,935

Utilities — 0.8%
Aqua America, Inc.	213,500	4,793,074

Total Common Stocks Sold Short		$515,474,877

Exchange Traded Funds — 9.4%
Internet HOLDRs Trust	135,350	7,551,177
Nasdaq 100 Trust, Series I	873,480	38,022,584
Semiconductor HOLDRs Trust	235,350	7,858,337

Total Exchange Traded Funds Sold Short		$53,432,098

Total Securities Sold Short — 100.0%
(Proceeds $555,583,265)		$568,906,975

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Market Value

Preferred Stocks — 6.0%
Finance — 4.2%
Citizens Funding Trust I, 7.50%, 9/15/66†	10,000	$258,000
Countrywide Capital V, 7.000% PFD*†	65,000	1,591,200
KeyCorp Capital VIII, 7.00%, 06/15/66†	10,000	259,700
		2,108,900

Real Estate Investment Trust — 1.8%
Mills Corp., The †	35,000	915,250

Total Preferred Stocks		$3,024,150

Common Stocks — 75.9%
Finance - Banks & Thrifts — 37.6%
1st Source Corp.†	21,000	549,570
Capital Corp. of the West†	25,943	688,787
Centennial Bank Holdings, Inc*†	80,000	692,000
City National Corp.†	10,550	776,480
Comerica, Inc.†	27,000	1,596,240
First Horizon National Corp.†	12,000	498,360
First National Lincoln Corp.†	14,394	228,721
First State Bancorp†	40,580	915,079
Freedom Bank*†	14,000	177,800
Greene County Bancshares, Inc.†	9,865	334,522
Hanmi Financial Corp.†	15,000	285,900
ITLA Capital Corp.†	12,502	650,354
MAF Bancorp, Inc.†	15,734	650,444
PNC Financial Services Group, Inc.†	17,000	1,223,490
Sky Financial Group, Inc.†	20,000	537,200
Sovereign Bancorp, Inc.†	25,000	636,000
Taylor Capital Group, Inc.†	16,000	560,000
UCBH Holdings, Inc.†	30,360	565,303
U.S. Bancorp†	60,000	2,098,200
Wachovia Corp.†	29,680	1,633,884
Washington Mutual, Inc.†	34,000	1,372,920
Wells Fargo & Co.†	70,000	2,410,099
		19,081,353

Finance - Broker Dealer — 7.6%
Merrill Lynch & Co., Inc.†	26,000	2,123,420
Morgan Stanley†	22,000	1,732,720
		3,856,140

Financial - Diversified — 8.5%
Bank of America Corp.†	32,474	1,656,823
Citigroup, Inc.†	52,000	2,669,680
		4,326,503

Financial Specialties — 7.0%
Bank of New York Co., Inc.†	50,000	2,027,500
Freddie Mac†	26,000	1,546,740
		3,574,240

Insurance — 14.1%
Allstate Corp.†	24,000	1,441,440
American International Group, Inc.†	32,000	2,151,040
Assurant, Inc.†	11,000	589,930
Hanover Insurance Group, Inc.†	11,000	507,320
Ohio Casualty Corp.†	14,000	419,300
PartnerRe Ltd.†	8,200	562,028
United Fire & Casualty Co.†	42,000	1,475,460
		7,146,518

Real Estate Investment Trust — 1.1%
Eagle Hospitality Properties Trust, Inc.†	51,300	571,995

Total Common Stocks		$38,556,749

Registered Investment Companies — 17.6%
First American Prime Obligations Fund - Class Z	8,918,572	$8,918,572

Total Investment Securities — 99.5%		$50,499,471
(Amortized Cost $52,057,534)**

Segregated Cash With Brokers — 12.5%		6,342,483

Securities Sold Short — (12.7)%		(6,439,411)
(Proceeds $6,611,396)

Other Assets In Excess Of Liabilities — 0.7%		330,257

Net Assets — 100.0%		$50,732,800

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $41,580,899.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
March 31, 2007 (Unaudited)

	Shares	Market Value

Common Stocks — 82.9%
Finance - Banks & Thrifts — 77.2%
City Holding Co.	32,000	$1,294,400
Corus Bankshares, Inc.	12,000	204,720
First Marblehead Corp., The	27,000	1,212,030
Privatebancorp, Inc.	23,000	840,880
Virginia Commerce Bancorp, Inc.*	30,000	649,500
Westamerican Bancorporation	16,000	770,720
		4,972,250

Information Technology — 5.7%
Total System Services, Inc.	11,460	365,001

Total Common Stocks Sold Short		$5,337,251

Exchange Traded Fund — 17.1%
KBW Regional Banking ETF	23,000	1,102,160

Total Securities Sold Short — 100%
(Proceeds $6,611,396)		$6,439,411

*	Non-income producing security.

See accompanying Notes to Schedule of Investments..

Diamond Hill Strategic Income Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Market Value

Common Stocks — 13.5%
Energy — 10.9%
Atlas Pipeline Partners, L.P.	28,380	$1,358,834
Energy Transfer Partners, L.P.	40,020	2,331,565
Enterprise Products Partners, L.P.	37,195	1,182,801
Inergy, L.P.	36,000	1,176,480
Magellan Midstream Holdings, L.P.	57,750	1,523,445
Markwest Energy Partners, L.P.	47,000	1,668,500
Penn Virginia GP Holdings LP	60,000	1,494,000
Plains All American Pipeline, L.P.	33,780	1,946,066
Teekay LNG Partners, L.P.	40,500	1,511,055
Valero, L.P.	19,518	1,299,899
Williams Partners, L.P.	29,870	1,425,695
		16,918,340

Real Estate Investment Trust — 2.6%
Crescent Real Estate Equities Co.	50,000	1,003,000
Crystal River Capital, Inc.	77,000	2,066,680
Education Realty Trust, Inc.	60,050	887,539
iStar Financial, Inc.	300	14,049
		3,971,268
Total Common Stocks		$20,889,608

Collateralized Debt Obligation — 2.6%
Alesco Preferred Funding III †	988,668	1,057,005
Alesco Preferred Funding IV †	385	387,255
Alesco Preferred Funding V †	90	89,713
Alesco Preferred Funding VI †	688,624	565,930
Alesco Preferred Funding VI Series E †	378,467	321,952
Fort Sheridan, Ltd.†	504,967	506,666
Taberna Preferred Funding, Ltd.†	1,083,922	1,121,447
Total Collateralized Debt Obligation		$4,049,968

Preferred Stocks — 47.4%
Alexandria Real Estate Series C - REIT	81,900	2,220,309
Apartment Invt. & Mgmt. Co., 7.75% - REIT	12,000	306,360
Apartment Invt. & Mgmt. Co., 7.875%- REIT	18,000	467,280
Apartment Invt. & Mgmt. Co., 8.00% - REIT	23,200	588,816
Apartment Invt. & Mgmt. Co., 9.375% - REIT	37,000	957,190
Arch Capital Group Ltd., 8.00%	82,500	2,213,475
Aspen Insurance, 7.401%	88,000	2,266,000
Axis Capital Series, A 7.25%	63,000	1,630,440
Bancorpsouth Capital Trust I, 8.15%	15,000	377,850
Capital Crossing, 8.5% - REIT	40,000	1,042,000
Capital One Capital II, 7.75%	70,000	1,840,300
CBL & Associates Series C - REIT	22,000	561,880
CBL & Associates Series D - REIT	41,500	1,066,550
Citigroup Capital VIII	105,000	2,641,800
Colonial Capital IV, 7.88%	40,000	1,026,000
Comcast Corp., 7.00% Series B	80,489	2,072,592
Countrywide Capital, 7.00%	140,200	3,432,096
Cousins Properties, Inc. Series B - REIT	58,200	1,493,197
Dominion CNG Capital Trust I	20,000	508,600
Duke Realty Corp., Series N, 7.25%	56,400	1,461,324
Eagle Hospitality Properties, 8.25%, Series A - REIT	40,500	992,250
Health Care REIT, Inc.	24,055	1,056,015
Health Care REIT, Inc., 7.625%	44,200	1,138,150
HRPT Properties Trust - REIT	49,000	1,257,340
Huntington Preferred Capital, Inc. - REIT	13,400	379,890
Innkeepers USA Trust	58,000	1,456,380
Kilroy Realty Corp., 7.50% - REIT	50,100	1,283,061
Laclede Capital Trust I	49,000	1,254,400
LaSalle Hotel Properties - REIT, Series D	24,000	651,840
LaSalle Hotel Properties - REIT, Series E	41,600	1,054,144
Lehman ABS, 7.75%	12,800	334,848
MB Financial Capital Trust, 8.60%, Series I	10,563	266,821
Merrill Lynch Capital Trust, 7.28%	41,700	1,078,779
Merrill Lynch PFD Capital Trust, 7.12%	51,500	1,311,190
Morgan Stanley Capital Trust II	57,000	1,450,080
Preferredplus Trust, 7.25% Series Val-1	20,300	530,439
Preferredplus Trust, 7.55%, Series FAR	19,600	491,960
Protective Life, 7.25%	50,000	1,297,000
PS Business Parks, Inc., 7.00% - REIT	43,900	1,104,524
PS Business Parks, Inc., 7.60% - REIT	19,300	494,080
Public Storage, Inc., 7.25% Series K	50,000	1,294,000
Pulte Homes, Inc., 7.375%	32,000	815,680
Renaissance Holdings Ltd., 7.30% Series B	62,500	1,587,500
Renaissance Holdings Ltd., 6.6%, Series D - ADR	80,000	1,959,200
Saturns Sprint Capital, 8.625%	21,500	551,475
Selective Insurance Group, 7.5%	80,000	2,061,600
SL Green Realty, 7.875%, Series D	111,800	2,894,502
Southern Co. Capital Trust VI, 7.125%	27,100	681,023
Sovereign Capital Trust, 7.75%	54,000	1,428,300
Tanger Outlet Stores, 7.50%, Series C	37,500	962,111
Taubman Centers, Inc., 8.00% - REIT	58,260	1,496,117
Telephone & Data Systems, 7.60%	51,000	1,273,470
Mills Corp., The, 7.875% - REIT	35,000	915,250
Mills Corp., The, 8.75% - REIT	31,100	815,131
Mills Corp., The, 9.00% - REIT	40,500	1,063,125
US Cellular, 7.50%	52,293	1,325,628
Virginia Power Capital Trust, 7.375%	40,400	1,032,220
Wachovia Preferred Funding - REIT	27,500	763,125
Wells Fargo Capital Trust, 7.00%, Series V	131,600	3,318,952
Zions Capital Trust Series B	16,000	407,200
Total Preferred Stocks		$73,702,859

Registered Investment Companies — 6.1%
First American Prime Obligations Fund - Class Z	8,524,420	8,524,420
Managed High Yield Plus Fund	198,500	1,010,365
Total Registered Investment Companies		$9,534,785

	Par Value	Market Value

Corporate Bonds — 18.9%
Consumer Discretionary — 4.7%
Goodyear Tire, 7.857%, 8/15/11	$2,200,000	$2,301,750
Hanesbrands, Inc., 8.74%, 6/15/07^ ∆	2,850,000	2,903,438
J.C. Penney Corp., Inc., 8.13%, 4/1/27	2,000,000	2,056,720
		7,261,908

Consumer, Non-Cyclical — 1.1%
Millennium America, Inc., 9.25%, 6/15/08	400,000	415,000
Reynolds, 7.25%, 6/01/12	1,225,000	1,283,652

		1,698,652

Energy — 4.4%
Chesapeake Energy Corp., 7.63%, 7/15/13	500,000	531,250
Chesapeake Energy Corp., 7.75%, 1/15/15	1,500,000	1,563,750
Copano Energy, 8.13%, 3/1/16	2,000,000	2,070,000
Markwest Energy Finance Corp., 8.50%, 7/15/16^	2,550,000	2,658,375

		6,823,375

Finance — 5.9%
General Motors Acceptance Corp., 6.95%, 4/16/07 ∆	500,000	479,185
General Motors Acceptance Corp., 6.31%, 4/16/07 ∆	1,100,000	1,099,997
General Motors Acceptance Corp., 6.13%, 8/28/07	1,000,000	999,405
General Motors Acceptance Corp., 6.13%, 1/22/08	825,000	824,013
General Motors Acceptance Corp., 7.20%, 1/15/11	1,500,000	1,425,000
General Motors Acceptance Corp., 7.25%, 8/15/12	305,000	299,846
General Motors Acceptance Corp., 7.50%, 11/15/16	975,000	958,061
Montpelier, 6.13%, 8/15/13	2,200,000	2,169,036
Tobacco Settlement Financing Corp., 5.92%, 6/1/12	165,000	164,555
UBS Ag Structured, 5.07%, 6/20/08 †	750,000	739,950

		9,159,048

Industrial — 2.8%
Beazer Homes, 8.63%, 5/15/11	485,000	474,088
K.B. Home, 7.75%, 2/1/10	1,435,000	1,417,063
Meritage Homes, 6.25%, 3/15/15	2,768,000	2,498,119

		4,389,270

Utilities — 0.0%
International Telephone, 7.50%, 7/1/11		40,022

Total Corporate Bonds		$29,372,275

U.S. Government Agency Obligations — 15.2%
FHLB, 6.00%, 4/25/16	2,500,000	2,512,340
FHLMC, 5.88%, 5/23/16	1,000,000	1,024,067
FHLMC, 6.00%, 8/18/16	1,000,000	1,009,698
FHLMC, 5.75%, 12/15/18	2,140,871	2,148,643
FHLMC MTN, 5.00%, 11/1/10	1,660,000	1,652,696
FNMA, 6.00%, 5/12/16	5,650,000	5,739,665
FNMA, 6.07%, 5/12/16	2,000,000	2,012,536
FNMA, 6.00% 2/28/17	2,500,000	2,498,845
FNMA, 6.050%, 12/28/18	3,000,000	2,992,965
GNMA, 5.50%, 6/20/35	2,096,348	2,062,194

Total U.S. Government Agency Obligations		$23,653,649

Total Investments Securities — 103.7%		$161,203,144
(Amortized Cost $155,346,277)**

Liabilities In Excess Of Other Assets — (3.7%)		(5,813,860)

Net Assets — 100.0%		$155,389,284

†
Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933. Acquisition date and current cost: Alesco III - ¾, $988,668; Alesco IV - 5/04, $384,515; Alesco V - 10/04, $89,565; Alesco VI - 12/04, $688,624; Alesco VI Series E - 03/05, $378,467; Fort Sheridan, Ltd. - 3/05, $504,800; Taberna Preferred Funding, Ltd. - 3/05, $1,087,418; UBS Ag Structured, 5.07%, 6/20/08 - 12/03, $751,938. At March 31, 2007, these securities had an aggregate market value of $4,789,918, representing 3.08% of net assets.

^
Restricted securities not registered under the Securities Act of 1933. Acquisition date and current cost: Hanesbrands, Inc., 8.74%, 6/15/07 - 1/07, $2,934,313; Markwest Energy Finance Corp., 8.50%, 7/15/16 - 6/06, $2,551,298. At March 31, 2007 this security had an aggregate market value of $5,561,813, representing 3.58% of net assets.

∆
Variable notes earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at March 31, 2007.

**	Represents cost for financial reporting purposes.

ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Funds
Notes to Schedule of Investments
March 31, 2007 (Unaudited)

Security valuation — Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available are valued at their “fair value”. In these cases, a Valuation Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statement of Assets & Liabilities.

Repurchase agreements — In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

1

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

Federal tax information — As of March 31, 2007, the Diamond Hill Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$447,870,031	$56,212,867	$(21,172,552)	$35,040,315
Small-Mid Cap Fund	$24,969,602	$1,751,108	$(839,366)	$911,742
Large Cap Fund	$406,733,556	$42,776,952	$(7,802,733)	$34,974,219
Select Fund	$16,967,135	$1,391,148	$(488,563)	$902,585
Long-Short Fund	$1,488,426,455	$142,298,267	$(79,340,760)	$62,957,507
Financial Long-Short Fund	$45,484,615	$5,887,232	$(969,303)	$4,917,929
Strategic Income Fund	$155,384,879	$6,894,238	$(1,075,973)	$5,818,265

2

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr. President

Date: May 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr. President

Date: May 17, 2007

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young Treasurer

Date: May 17, 2007